Derivative financial instruments - Narrative (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
DERIVATIVE FINANCIAL INSTRUMENTS (Tables) [Line Items]
Hedged liability fair value hedge	£ (1,446)	£ (1,988)
Fair value hedges | Fixed rate mortgages
DERIVATIVE FINANCIAL INSTRUMENTS (Tables) [Line Items]
Hedged liability fair value hedge	(790)	(1,228)
Fair value hedges | Fixed rate issuance
DERIVATIVE FINANCIAL INSTRUMENTS (Tables) [Line Items]
Hedged liability fair value hedge	(656)	(760)
Cash flow hedges | Foreign currency issuance | Foreign currency issuance | Foreign exchange
DERIVATIVE FINANCIAL INSTRUMENTS (Tables) [Line Items]
Hedged cash flows will no longer occur £m	£ 0	£ 0